UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds

114 State Street

Suite 200

Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.

114 State Street

Suite 200

Boston, Massachusetts 02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2019

Item 1. Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)

COMMON STOCKS — 65.1%	SHARES	VALUE
Software&Services — 8.5%
Adobe, Inc. (a)	6,573	$1,826,834
Autodesk, Inc. (a)	11,965	1,763,162
Blackbaud, Inc.	20,007	1,679,588
Mastercard, Inc., Class A	23,949	6,629,323
Microsoft Corporation	57,484	8,241,481
PayPal Holdings, Inc. (a)	35,015	3,645,061
		23,785,449
Healthcare Equipment&Services — 5.3%
Baxter International, Inc.	28,987	2,223,303
Cigna Corporation	22,049	3,934,865
CVS Health Corp.	31,621	2,099,318
Medtronic PLC (b)	22,868	2,490,325
Quest Diagnostics, Inc.	13,466	1,363,432
Stryker Corporation	12,760	2,759,605
		14,870,848
Capital Goods — 5.0%
A.O. Smith Corporation	36,108	1,793,845
Hexcel Corporation	37,314	2,784,371
Illinois Tool Works, Inc.	11,220	1,891,468
Ingersoll-Rand PLC	26,748	3,394,054
Middleby Corporation (The) (a)	10,569	1,278,320
Wabtec Corporation	19,403	1,345,986
Xylem, Inc.	21,084	1,616,932
		14,104,976
Pharmaceuticals&Biotechnology — 4.7%
Gilead Sciences, Inc.	39,389	2,509,473
Illumina, Inc. (a)	7,858	2,322,196
IQVIA Holdings, Inc. (a)	15,895	2,295,556
Merck & Company, Inc.	55,816	4,837,015
Waters Corporation (a)	5,791	1,225,491
		13,189,731
Retailing — 4.5%
Booking Holdings, Inc. (a)	968	1,983,209
Home Depot, Inc. (The)	13,443	3,153,459
Target Corporation	26,125	2,793,024
TJX Companies, Inc. (The)	47,508	2,738,836

	SHARES	VALUE
Retailing — (continued)
Tractor Supply Company	20,224	$1,921,685
		12,590,213
Media&Entertainment — 4.1%
Alphabet, Inc., Class A (a)	6,261	7,881,347
Facebook, Inc., Class A (a)	13,120	2,514,448
New York Times Company (The), Class A	32,464	1,003,137
		11,398,932
Insurance — 4.0%
Aflac, Inc.	56,782	3,018,531
Lincoln National Corporation	40,366	2,279,872
Reinsurance Group of America, Inc.	16,034	2,605,044
Travelers Companies, Inc. (The)	25,349	3,322,240
		11,225,687
Technology Hardware&Equipment — 3.4%
Apple, Inc.	17,962	4,468,227
Cisco Systems, Inc.	52,034	2,472,135
Palo Alto Networks, Inc. (a)	11,443	2,602,024
		9,542,386
Banks — 3.2%
East West Bancorp, Inc.	22,236	954,369
First Republic Bank	22,973	2,443,408
KeyCorp	133,909	2,406,345
PNC Financial Services Group, Inc. (The)	21,808	3,199,234
		9,003,356
Real Estate — 2.8%
American Tower Corporation	10,311	2,248,623
AvalonBay Communities, Inc.	10,785	2,347,463
Boston Properties, Inc.	12,467	1,710,473
HCP, Inc.	43,157	1,623,566
		7,930,125
Food&Beverage — 2.7%
General Mills, Inc.	33,567	1,707,218

1

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)	continued

	SHARES	VALUE
Food&Beverage — (continued)
McCormick & Company, Inc.	14,991	$2,408,904
Unilever NV (b)	56,418	3,342,202
		7,458,324
Semiconductors — 2.1%
Analog Devices, Inc.	24,092	2,568,930
ASML Holding NV (b)	8,209	2,150,512
Xilinx, Inc.	13,861	1,257,747
		5,977,189
Materials — 2.0%
Ball Corporation	38,017	2,660,049
Ingevity Corporation (a)	9,403	791,827
International Flavors & Fragrances, Inc.	16,689	2,036,225
		5,488,101
Renewable Energy&Energy Efficiency — 1.8%
First Solar, Inc. (a)	30,177	1,562,867
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,225	992,098
Ormat Technologies, Inc.	31,517	2,412,942
		4,967,907
Telecommunication Services — 1.7%
Verizon Communications, Inc.	77,199	4,668,223
Food&Staples Retailing — 1.6%
Costco Wholesale Corporation	10,528	3,127,974
Sysco Corporation	18,023	1,439,497
		4,567,471
Household&Personal Products — 1.5%
Church & Dwight Company, Inc.	28,772	2,012,313
Procter & Gamble Company (The)	17,374	2,163,237
		4,175,550
Consumer Durables&Apparel — 1.4%
NIKE, Inc., Class B	24,970	2,236,063

	SHARES	VALUE
Consumer Durables&Apparel — (continued)
VF Corporation	19,571	$1,610,498
		3,846,561
Utilities — 1.3%
American Water Works Company, Inc.	28,536	3,517,633
Diversified Financials — 1.0%
Bank of New York Mellon Corporation (The)	29,888	1,397,264
Charles Schwab Corporation (The)	38,304	1,559,356
		2,956,620
Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	9,336	1,097,540
United Parcel Service, Inc., Class B	14,085	1,622,170
		2,719,710
Consumer Services — 0.6%
Starbucks Corporation	21,537	1,821,169
Commercial&Professional Services — 0.5%
Verisk Analytics, Inc.	9,081	1,314,021
Automobiles&Components — 0.4%
BorgWarner, Inc.	29,100	1,212,888
Total Common Stocks
(Cost $116,851,278)		182,333,070

	PRINCIPAL AMOUNT
BONDS&NOTES — 29.7%
Green and Sustainability Bonds, Renewable Energy&Energy Efficiency — 17.4%
Apple, Inc. 2.85%, due 2/23/23 (c)	$3,000,000	3,095,124
Apple, Inc. 3.00%, due 6/20/27 (c)	1,000,000	1,057,901

2

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds, Renewable Energy&Energy Efficiency — (continued)
Asian Development Bank 2.125%, due 3/19/25 (b)	$1,000,000	$1,026,679
Bank of America Corporation 2.151%, due 11/9/20 (c)	1,750,000	1,750,024
Boston Properties LP 4.50%, due 12/1/28 (c)	3,000,000	3,434,112
City & County of San Francisco CA Community Facilities District No. 2014-1 2.75%, due 9/1/23	650,000	668,018
City of San Francisco CA Public Utilities Commission Water Revenue 2.806%, due 11/1/23	2,000,000	2,067,520
Digital Realty Trust LP 3.95%, due 7/1/22 (c)	2,000,000	2,089,510
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	2,084,678
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	514,435
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	2,051,786
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	513,861
Kommunalbanken AS 1.375%, due 10/26/20 (b)(d)	2,000,000	1,992,588
Korea Development Bank (The) 2.768% (LIBOR 3 Month+72.50 basis points), due 7/6/22 (b)(e)	1,250,000	1,260,478
Kreditanstalt fuer Wiederaufbau 2.00%, due 11/30/21 (b)	1,000,000	1,008,247
National Australia Bank Ltd. 3.625%, due 6/20/23 (b)	2,000,000	2,102,830
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	1,000,000	1,037,160
Nordic Investment Bank 2.25%, due 9/30/21 (b)	1,500,000	1,516,694
Overseas Private Investment Corporation 3.28%, due 9/15/29	749,242	794,764

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds, Renewable Energy&Energy Efficiency — (continued)
Overseas Private Investment Corporation 3.05%, due 6/15/35	$1,500,000	$1,597,222
Overseas Private Investment Corporation 2.58%, due 7/15/38	3,000,000	3,109,329
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	2,107,030
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	2,066,400
Starbucks Corporation 2.45%, due 6/15/26 (c)	3,000,000	3,027,930
Sumitomo Mitsui Banking Corporation 2.45%, due 10/20/20 (b)	2,000,000	2,011,416
Svensk Exportkredit AB 1.875%, due 6/23/20 (b)	1,500,000	1,500,837
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	3,000,000	3,320,550
		48,807,123
U.S. Government Agencies — 4.9%
Federal Farm Credit Banks Funding Corporation 1.80%, due 6/15/20	200,000	200,240
Federal Farm Credit Banks Funding Corporation 1.625%, due 9/17/21	3,000,000	3,001,602
Federal Farm Credit Banks Funding Corporation 2.26%, due 11/13/24	500,000	516,547
Federal Farm Credit Banks Funding Corporation 2.80%, due 11/12/27	3,000,000	3,230,997
Federal Farm Credit Banks Funding Corporation 2.33%, due 9/14/29 (c)	3,000,000	3,000,006
Federal Home Loan Mortgage Corporation 0.00%, due 11/29/19 (a)	200,000	199,710
Federal National Mortgage Association 1.70%, due 1/27/20 (c)	3,000,000	3,000,045

3

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
U.S. Government Agencies — (continued)
Overseas Private Investment Corporation 3.33%, due 5/15/33	$231,856	$248,418
Overseas Private Investment Corporation 3.43%, due 6/1/33	221,957	242,340
		13,639,905
Community Development Financial Institutions — 3.1%
Capital Impact Partners 2.60%, due 12/15/22	2,000,000	2,007,418
Enterprise Community Loan Fund, Inc. 4.152%, due 11/1/28 (c)	3,000,000	3,189,813
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	2,102,438
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,463,662
		8,763,331
Software&Services — 1.2%
salesforce.com, Inc. 3.70%, due 4/11/28 (c)	3,000,000	3,315,027
Diversified Financials — 1.1%
Bank of New York Mellon Corporation (The) 3.55%, due 9/23/21 (c)	1,000,000	1,031,088
State Street Corporation 3.10%, due 5/15/23	2,000,000	2,070,468
		3,101,556
Banks — 0.9%
HSBC Holdings PLC 5.10%, due 4/5/21 (b)	1,500,000	1,564,843

	PRINCIPAL AMOUNT	VALUE
Banks — (continued)
JPMorgan Chase & Company 4.40%, due 7/22/20	$1,000,000	$1,018,138
		2,582,981
Media&Entertainment — 0.5%
International Business Machines Corporation 8.375%, due 11/1/19	500,000	500,000
Oracle Corporation 2.50%, due 5/15/22 (c)	1,000,000	1,015,850
		1,515,850
Real Estate — 0.4%
HCP, Inc. 3.875%, due 8/15/24 (c)	1,000,000	1,073,163
Healthy Living — 0.2%
Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)(d)	500,000	569,901
Total Bonds & Notes
(Cost $80,344,725)		83,368,837

	PRINCIPAL AMOUNT
CERTIFICATES OF DEPOSIT — 0.1%
Self-Help Federal Credit Union 1.40%, due 3/17/20	240,000	239,840
Total Certificates Of Deposit
(Cost $240,000)		239,840
SHORT-TERM INVESTMENTS — 4.9%
UMB Money Market Fiduciary Account, 0.25% (f) (Cost $13,765,478)		13,765,478
Total Short-term Investments
(Cost $13,765,478)		13,765,478
TOTAL INVESTMENTS (g) — 99.8%
(Cost $211,201,481)		279,707,225
Other Assets Less Liabilities — 0.2%		619,018
NET ASSETS — 100.0%		$280,326,243

4

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)	concluded

(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,599,649.
(e)	Floating rate bond. Rate shown is currently in effect at October 31, 2019.
(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(g)	The cost of investments for federal income tax purposes is $211,054,179 resulting in gross unrealized appreciation and depreciation of $69,907,270 and $1,254,224 respectively, or net unrealized appreciation of $68,653,046.

See Notes to Financial Statements

5

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)

COMMON STOCKS — 99.9%	SHARES	VALUE
Software&Services — 20.2%
Accenture PLC, Class A (a)	15,417	$2,858,620
Adobe, Inc. (b)	11,798	3,279,018
ANSYS, Inc. (b)	2,045	450,207
Autodesk, Inc. (b)	5,313	782,924
Automatic Data Processing, Inc.	10,542	1,710,229
Cadence Design Systems, Inc. (b)	6,812	445,164
Citrix Systems, Inc.	3,189	347,155
Cognizant Technology Solutions Corporation, Class A	13,734	836,950
Fortinet, Inc. (b)	3,509	286,194
International Business Machines Corporation	21,435	2,866,503
Intuit, Inc.	6,276	1,616,070
Mastercard, Inc., Class A	21,987	6,086,221
Microsoft Corporation	176,152	25,254,912
Oracle Corporation	57,846	3,152,029
salesforce.com, Inc. (b)	20,104	3,146,075
Symantec Corporation	15,047	344,275
Teradata Corporation (b)	2,856	85,480
Visa, Inc., Class A	42,077	7,525,892
VMware, Inc., Class A (b)	2,008	317,806
Western Union Company (The)	10,435	261,501
Workday, Inc., Class A (b)	3,913	634,532
		62,287,757
Media&Entertainment — 11.9%
Alphabet, Inc., Class A (b)	7,246	9,121,265
Alphabet, Inc., Class C (b)	7,585	9,557,934
Discovery, Inc., Class A (b)	3,784	101,998
Discovery, Inc., Class C (b)	8,759	221,077
Facebook, Inc., Class A (b)	58,138	11,142,148
John Wiley & Sons, Inc., Class A	1,061	48,880
Liberty Global PLC, Class A (a)(b)	3,912	98,387
Liberty Global PLC, Series C (a)(b)	10,185	243,116
New York Times Company (The), Class A	3,534	109,201
Omnicom Group, Inc.	5,342	412,349
Scholastic Corporation	689	26,526
Walt Disney Company (The)	43,554	5,658,536
		36,741,417
Pharmaceuticals&Biotechnology — 7.8%
AbbVie, Inc.	35,746	2,843,594
Agilent Technologies, Inc.	7,665	580,624

	SHARES	VALUE
Pharmaceuticals&Biotechnology — (continued)
Amgen, Inc.	14,750	$3,145,438
Biogen, Inc. (b)	4,700	1,403,937
BioMarin Pharmaceutical, Inc. (b)	4,326	316,706
Bio-Techne Corporation	919	191,308
Bristol-Myers Squibb Company	39,626	2,273,344
Celgene Corporation (b)	17,077	1,844,828
Gilead Sciences, Inc.	30,807	1,962,714
IQVIA Holdings, Inc. (b)	4,044	584,034
Jazz Pharmaceuticals PLC (a)(b)	1,357	170,480
Merck & Company, Inc.	62,278	5,397,012
Mettler-Toledo International, Inc. (b)	598	421,554
Vertex Pharmaceuticals, Inc. (b)	6,206	1,213,149
Waters Corporation (b)	1,689	357,426
Zoetis, Inc.	11,594	1,483,105
		24,189,253
Capital Goods — 6.0%
3M Company	13,939	2,299,796
A.O. Smith Corporation	3,403	169,061
AGCO Corporation	1,597	122,474
Air Lease Corporation	2,517	110,698
Allegion PLC (a)	2,289	265,616
Applied Industrial Technologies, Inc.	898	53,736
Builders FirstSource, Inc. (b)	2,906	65,705
Caterpillar, Inc.	13,815	1,903,707
Cummins, Inc.	3,624	625,068
Deere & Company	7,293	1,270,003
Dover Corporation	3,514	365,069
Eaton Corporation PLC	10,214	889,742
EMCOR Group, Inc.	1,381	121,127
Fastenal Company	13,863	498,236
Flowserve Corporation	3,223	157,411
Fortive Corporation	7,326	505,494
Fortune Brands Home & Security, Inc.	3,355	201,468
Graco, Inc.	4,042	182,698
Granite Construction, Inc.	1,102	25,941
H&E Equipment Services, Inc.	741	25,150
HD Supply Holdings, Inc. (b)	4,106	162,351
Illinois Tool Works, Inc.	7,890	1,330,096
Ingersoll-Rand PLC	5,822	738,754
Lennox International, Inc.	853	210,998
Lincoln Electric Holdings, Inc.	1,468	131,489

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)	continued

	SHARES	VALUE
Capital Goods — (continued)
Masco Corporation	7,110	$328,837
Meritor, Inc. (b)	1,748	38,508
Middleby Corporation (The) (b)	1,339	161,952
Owens Corning	2,618	160,431
PACCAR, Inc.	8,358	635,709
Parker-Hannifin Corporation	3,096	568,085
Quanta Services, Inc.	3,479	146,292
Rockwell Automation, Inc.	2,874	494,299
Roper Technologies, Inc.	2,521	849,476
Sensata Technologies Holding NV (b)	3,931	201,228
Snap-on, Inc.	1,354	220,255
Spirit AeroSystems Holdings, Inc.	2,511	205,450
Stanley Black & Decker, Inc.	3,657	553,414
Tennant Company	454	35,153
Timken Company (The)	1,626	79,674
United Rentals, Inc. (b)	1,907	254,718
W.W. Grainger, Inc.	1,138	351,460
WABCO Holdings, Inc. (b)	1,238	166,660
Wabtec Corporation	4,391	304,604
Wesco Aircraft Holdings, Inc. (b)	1,261	13,896
Xylem, Inc.	4,330	332,068
		18,534,057
Semiconductors — 5.4%
Advanced Micro Devices, Inc. (b)	24,815	841,973
Analog Devices, Inc.	8,957	955,085
Applied Materials, Inc.	22,664	1,229,748
Intel Corporation	108,344	6,124,686
Lam Research Corporation	3,621	981,436
Microchip Technology, Inc.	5,758	542,922
NVIDIA Corporation	13,988	2,811,868
Skyworks Solutions, Inc.	4,186	381,177
Texas Instruments, Inc.	22,716	2,680,261
		16,549,156
Retailing — 5.3%
AutoNation, Inc. (b)	1,309	66,563
Best Buy Company, Inc.	5,814	417,620
Booking Holdings, Inc. (b)	1,047	2,145,062
Buckle, Inc. (The)	624	13,054
Caleres, Inc.	934	20,100
CarMax, Inc. (b)	4,039	376,314
Foot Locker, Inc.	2,723	118,478
GameStop Corporation, Class A	2,386	12,980

	SHARES	VALUE
Retailing — (continued)
Gap, Inc. (The)	5,453	$88,666
Home Depot, Inc. (The)	26,620	6,244,519
Kohl’s Corporation	4,005	205,296
LKQ Corporation (b)	7,640	259,683
Lowe’s Companies, Inc.	19,252	2,148,716
Netflix, Inc. (b)	10,572	3,038,498
Nordstrom, Inc.	2,621	94,094
Office Depot, Inc.	12,431	25,608
Pool Corporation	954	197,859
Signet Jewelers Ltd.	1,194	19,152
Tiffany & Company	2,623	326,590
Tractor Supply Company	2,952	280,499
Ulta Beauty, Inc. (b)	1,351	314,986
		16,414,337
Diversified Financials — 4.7%
Ally Financial, Inc.	9,580	293,435
American Express Company	17,156	2,012,056
Ameriprise Financial, Inc.	3,234	487,978
Bank of New York Mellon Corporation (The)	20,904	977,262
BlackRock, Inc.	2,807	1,295,992
Charles Schwab Corporation (The)	29,109	1,185,027
CME Group, Inc.	8,671	1,784,058
FactSet Research Systems, Inc.	929	235,520
Franklin Resources, Inc.	7,398	203,815
Intercontinental Exchange, Inc.	13,610	1,283,695
Invesco Ltd.	9,763	164,214
Legg Mason, Inc.	2,044	76,160
Moody’s Corporation	4,129	911,229
Northern Trust Corporation	4,993	497,702
S&P Global, Inc.	5,958	1,537,105
State Street Corporation	9,044	597,537
T. Rowe Price Group, Inc.	5,730	663,534
TD Ameritrade Holding Corporation	6,687	256,647
Voya Financial, Inc.	3,470	187,241
		14,650,207
Real Estate — 4.0%
American Tower Corporation	10,675	2,328,004
AvalonBay Communities, Inc.	3,368	733,079
Boston Properties, Inc.	3,736	512,579
CBRE Group, Inc., Class A (b)	7,743	414,638
Corporate Office Properties Trust	2,732	80,976
Digital Realty Trust, Inc.	5,048	641,298

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)	continued

	SHARES	VALUE
Real Estate — (continued)
Duke Realty Corporation	8,716	$306,280
Equinix, Inc.	2,036	1,153,964
Equity Residential	8,963	794,660
Federal Realty Investment Trust	1,810	246,178
HCP, Inc.	11,538	434,060
Host Hotels & Resorts, Inc.	18,012	295,217
Iron Mountain, Inc.	6,969	228,583
Jones Lang LaSalle, Inc.	1,265	185,348
Liberty Property Trust	3,743	221,099
Macerich Company (The)	2,698	74,195
PotlatchDeltic Corporation	1,694	71,944
Prologis, Inc.	15,279	1,340,885
Realogy Holdings Corporation	2,621	20,653
SBA Communications Corporation, Class A	2,729	656,734
Simon Property Group, Inc.	7,492	1,128,895
UDR, Inc.	6,862	344,816
Vornado Realty Trust	4,169	273,611
		12,487,696
Healthcare Equipment&Services — 4.0%
ABIOMED, Inc. (b)	1,100	228,338
Align Technology, Inc. (b)	1,837	463,457
AmerisourceBergen Corporation	3,840	327,859
Becton, Dickinson and Company	6,532	1,672,192
Cardinal Health, Inc.	7,211	356,584
Centene Corporation (b)	9,972	529,314
Cerner Corporation	7,890	529,577
Cigna Corporation	9,194	1,640,761
Cooper Cos., Inc. (The)	1,205	350,655
DENTSPLY SIRONA, Inc.	5,610	307,316
Edwards Lifesciences Corporation (b)	5,050	1,203,819
HCA Healthcare, Inc.	6,635	886,038
Henry Schein, Inc. (b)	3,622	226,683
Hologic, Inc. (b)	6,469	312,517
Humana, Inc.	3,260	959,092
IDEXX Laboratories, Inc. (b)	2,084	593,961
Laboratory Corporation of America Holdings (b)	2,380	392,152
MEDNAX, Inc. (b)	2,055	45,128
Patterson Companies, Inc.	2,040	34,945
Quest Diagnostics, Inc.	3,254	329,467
ResMed, Inc.	3,467	512,839
Select Medical Holdings Corporation (b)	2,694	49,085

	SHARES	VALUE
Healthcare Equipment&Services — (continued)
Varian Medical Systems, Inc. (b)	2,212	$267,232
		12,219,011
Household&Personal Products — 3.7%
Avon Products, Inc. (a)(b)	11,191	48,009
Clorox Company (The)	3,091	456,510
Colgate-Palmolive Company	19,753	1,355,056
Estee Lauder Cos., Inc. (The), Class A	5,313	989,652
Kimberly-Clark Corporation	8,298	1,102,638
Procter & Gamble Company (The)	60,670	7,554,022
		11,505,887
Food&Beverage — 3.7%
Archer-Daniels-Midland Company	13,551	569,684
Bunge Ltd.	3,475	187,650
Campbell Soup Company	4,045	187,324
Coca-Cola Company (The)	98,042	5,336,426
Darling Ingredients, Inc. (b)	4,034	77,856
General Mills, Inc.	14,458	735,334
Hormel Foods Corporation	7,096	290,155
Ingredion, Inc.	1,587	125,373
JM Smucker Company (The)	2,743	289,880
Kellogg Company	6,180	392,615
Kraft Heinz Company (The)	16,207	523,972
Lamb Weston Holdings, Inc.	3,515	274,311
McCormick & Company, Inc.	2,979	478,696
Mondelez International, Inc., Class A	34,897	1,830,348
		11,299,624
Technology Hardware&Equipment — 3.2%
Cisco Systems, Inc.	103,572	4,920,706
Cognex Corporation	4,157	214,044
CommScope Holding Company, Inc. (b)	4,685	52,472
Corning, Inc.	18,945	561,340
Dell Technologies, Inc., Class C (b)	3,782	200,030
F5 Networks, Inc. (b)	1,461	210,501
Flex Ltd. (b)	12,567	147,662
Hewlett Packard Enterprise Company	32,500	533,325
HP, Inc.	36,386	632,025
Keysight Technologies, Inc. (b)	4,531	457,223

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)	continued

	SHARES	VALUE
Technology Hardware&Equipment — (continued)
Motorola Solutions, Inc.	3,982	$662,286
Plantronics, Inc.	821	32,364
TE Connectivity Ltd. (a)	8,137	728,262
Trimble, Inc. (b)	6,024	239,996
Xerox Corporation	4,911	166,630
		9,758,866
Materials — 3.1%
Air Products & Chemicals, Inc.	5,331	1,136,889
Albemarle Corporation	2,579	156,648
Avery Dennison Corporation	2,034	260,067
Axalta Coating Systems Ltd. (b)	5,124	151,107
Ball Corporation	7,699	538,699
Compass Minerals International, Inc.	794	44,845
Domtar Corporation	1,594	58,006
Ecolab, Inc.	6,282	1,206,584
H.B. Fuller Company	1,174	57,291
International Flavors & Fragrances, Inc.	2,449	298,802
Linde PLC (a)	13,120	2,602,352
Minerals Technologies, Inc.	819	40,500
Mosaic Company (The)	9,014	179,198
Newmont Goldcorp Corporation	19,790	786,257
PPG Industries, Inc.	5,719	715,561
Schnitzer Steel Industries, Inc., Class A	746	15,920
Sealed Air Corporation	3,717	155,259
Sherwin-Williams Company (The)	2,013	1,152,080
Sonoco Products Company	2,457	141,769
		9,697,834
Consumer Services — 3.0%
Aramark	6,002	262,647
Choice Hotels International, Inc.	893	79,013
Darden Restaurants, Inc.	2,996	336,361
Domino’s Pizza, Inc.	949	257,767
Hilton Worldwide Holdings, Inc.	6,697	649,341
Jack in the Box, Inc.	589	49,488
Marriott International, Inc., Class A	6,833	864,716
McDonald’s Corporation	18,462	3,631,475
Royal Caribbean Cruises Ltd.	4,325	470,690
Starbucks Corporation	29,318	2,479,130

	SHARES	VALUE
Consumer Services — (continued)
Vail Resorts, Inc.	964	$224,005
		9,304,633
Insurance — 2.8%
Allstate Corporation (The)	8,041	855,723
Arthur J. Gallagher & Co.	4,514	411,767
Chubb Ltd. (a)	11,049	1,684,088
Hartford Financial Services Group, Inc. (The)	8,762	500,135
Loews Corporation	6,663	326,487
Marsh & McLennan Companies, Inc.	12,382	1,283,023
Principal Financial Group, Inc.	6,718	358,607
Progressive Corporation (The)	14,086	981,794
Prudential Financial, Inc.	9,826	895,542
Travelers Companies, Inc. (The)	6,352	832,493
Willis Towers Watson PLC (a)	3,131	585,184
		8,714,843
Transportation — 2.5%
AMERCO	208	84,248
ArcBest Corporation	542	15,658
Avis Budget Group, Inc. (b)	1,577	46,853
C.H. Robinson Worldwide, Inc.	3,282	248,251
CSX Corporation	18,623	1,308,638
Delta Air Lines, Inc.	3,947	217,401
Echo Global Logistics, Inc. (b)	579	11,528
Expeditors International of Washington, Inc.	4,172	304,306
Genesee & Wyoming, Inc., Class A (b)	1,380	153,221
Hertz Global Holdings, Inc. (b)	2,184	29,508
Kansas City Southern	2,454	345,474
Ryder System, Inc.	1,311	63,754
Southwest Airlines Company	3,324	186,576
Union Pacific Corporation	17,114	2,831,682
United Parcel Service, Inc., Class B	16,852	1,940,845
		7,787,943
Telecommunication Services — 2.1%
CenturyLink, Inc.	23,694	306,601
Cincinnati Bell, Inc. (b)	853	4,359
Sprint Corporation (b)	19,610	121,778
Verizon Communications, Inc.	100,107	6,053,470
		6,486,208

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)	continued

	SHARES	VALUE
Banks — 2.1%
Bank of Hawaii Corporation	987	$86,175
BB&T Corp.	18,587	986,040
Cathay General Bancorp	1,769	62,923
CIT Group, Inc.	2,391	102,550
Citizens Financial Group, Inc.	11,103	390,382
Comerica, Inc.	3,776	247,026
First Republic Bank	4,055	431,290
Heartland Financial USA, Inc.	746	34,898
International Bancshares Corporation	1,312	53,740
KeyCorp	24,486	440,013
M&T Bank Corporation	3,141	491,661
New York Community Bancorp, Inc.	11,199	130,468
Old National Bancorp	3,624	65,214
People’s United Financial, Inc.	9,802	158,498
PNC Financial Services Group, Inc. (The)	10,912	1,600,790
Regions Financial Corporation	24,575	395,658
Signature Bank	1,330	157,366
SVB Financial Group (b)	1,257	278,400
Umpqua Holdings Corporation	5,349	84,621
Zions Bancorp NA	4,409	213,704
		6,411,417
Consumer Durables&Apparel — 1.8%
Callaway Golf Company	2,170	43,877
Capri Holdings Ltd. (a)(b)	3,709	115,239
Columbia Sportswear Company	761	68,833
Deckers Outdoor Corporation (b)	693	105,960
Ethan Allen Interiors, Inc.	540	10,643
Garmin Ltd. (a)	3,219	301,781
Hanesbrands, Inc.	8,891	135,232
Hasbro, Inc.	2,894	281,615
La-Z-Boy, Inc.	1,083	38,457
Mattel, Inc. (b)	8,399	100,284
Meritage Homes Corporation (b)	916	66,034
Mohawk Industries, Inc. (b)	1,493	214,066
Newell Brands, Inc.	9,645	182,966
NIKE, Inc., Class B	30,366	2,719,275
PVH Corporation	1,809	157,673
Tupperware Brands Corporation	1,119	10,776
Under Armour, Inc., Class A (b)	4,427	91,418
Under Armour, Inc., Class C (b)	4,606	85,211
VF Corporation	8,190	673,955

	SHARES	VALUE
Consumer Durables&Apparel — (continued)
Whirlpool Corporation	1,536	$233,656
Wolverine World Wide, Inc.	2,179	64,673
		5,701,624
Commercial&Professional Services — 0.8%
ACCO Brands Corporation	2,208	20,203
ASGN, Inc. (b)	1,257	79,933
Copart, Inc. (b)	5,017	414,605
Deluxe Corporation	1,115	57,790
Exponent, Inc.	1,266	80,429
Heidrick & Struggles International, Inc.	502	14,287
HNI Corporation	1,054	40,052
ICF International, Inc.	433	37,104
IHS Markit, Ltd. (a)(b)	9,183	642,994
Interface, Inc.	1,437	23,897
Kelly Services, Inc., Class A	787	18,896
Knoll, Inc.	1,273	34,040
ManpowerGroup, Inc.	1,425	129,561
R.R. Donnelley & Sons Company	1,494	6,514
Resources Connection, Inc.	605	8,863
Robert Half International, Inc.	2,874	164,594
Steelcase, Inc., Class A	2,219	38,766
Team, Inc. (b)	585	10,623
Tetra Tech, Inc.	1,315	115,023
TransUnion	4,553	376,169
TrueBlue, Inc. (b)	978	22,396
		2,336,739
Renewable Energy&Energy Efficiency — 0.7%
Acuity Brands, Inc.	959	119,674
Itron, Inc. (b)	880	67,109
Johnson Controls International, PLC	19,232	833,322
Ormat Technologies, Inc.	940	71,966
Tesla, Inc. (b)	3,166	997,037
		2,089,108
Food&Staples Retailing — 0.5%
Kroger Co. (The)	19,581	482,476
Sysco Corporation	11,800	942,466
		1,424,942
Automobiles&Components — 0.4%
Aptiv PLC (a)	6,208	555,927
Autoliv, Inc. (a)	2,024	157,548
BorgWarner, Inc.	5,049	210,442

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)	concluded

	SHARES	VALUE
Automobiles&Components — (continued)
Harley-Davidson, Inc.	3,870	$150,582
		1,074,499
Utilities — 0.2%
American Water Works Company, Inc.	4,360	537,457
Healthy Living — 0.0%
Hain Celestial Group, Inc. (The) (b)	2,251	53,214
United Natural Foods, Inc. (b)	1,194	8,955
		62,169
Total Common Stocks
(Cost $187,113,583)		308,266,684
TOTAL INVESTMENTS (c) — 99.9%
(Cost $187,113,583)		308,266,684
Other Assets Less Liabilities — 0.1%		277,416
NET ASSETS — 100.0%		$308,544,100

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The cost of investments for federal income tax purposes is $191,374,891 resulting in gross unrealized appreciation and depreciation of $123,391,428 and $6,499,635 respectively, or net unrealized appreciation of $116,891,793.

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)

COMMON STOCKS — 98.8%	SHARES	VALUE
Japan — 20.8%
Aeon Company, Ltd.	11,600	$233,396
Ajinomoto Company, Inc.	8,000	152,098
Asahi Kasei Corporation	22,500	249,780
Astellas Pharma, Inc.	33,900	581,815
Benesse Holdings, Inc.	1,200	32,124
Daifuku Co., Ltd.	1,800	95,511
Daikin Industries Ltd.	4,500	629,818
Daiwa House Industry Company, Ltd.	10,200	351,136
Denso Corporation	7,800	362,153
Eisai Company, Ltd.	4,500	325,751
Fujitsu Ltd.	3,500	310,202
Hankyu Hanshin Holdings, Inc.	4,100	164,070
Hirose Electric Company Ltd.	600	75,582
Hitachi Chemical Company Ltd.	1,900	62,548
Hitachi Metals Ltd.	3,600	45,181
Honda Motor Company, Ltd.	29,400	795,387
Kaneka Corporation	800	26,631
Kansai Paint Company Ltd.	3,200	77,071
Kao Corp.	8,800	707,508
KDDI Corp.	31,700	877,175
Keio Corporation	1,900	117,541
Kikkoman Corporation	2,600	125,067
Komatsu Ltd.	16,600	388,688
Konica Minolta, Inc.	8,300	60,920
Kubota Corporation	18,900	300,194
Kyushu Railway Company	2,900	95,809
Murata Manufacturing Company, Ltd.	10,300	560,816
Nabtesco Corporation	2,100	66,853
NGK Insulators Ltd.	4,700	72,205
Nikon Corporation	5,800	73,952
Nintendo Company, Ltd.	2,000	733,575
Nippon Express Company, Ltd.	1,400	79,878
Nissin Foods Holdings Company Ltd.	1,100	83,090
Nitto Denko Corporation	2,900	160,445
NTT DOCOMO, Inc.	24,000	657,963
Obayashi Corporation	11,400	117,322
Omron Corporation	3,500	204,756
Panasonic Corporation	39,900	335,335
Rakuten, Inc.	15,400	146,815
Sekisui Chemical Company, Ltd.	6,500	113,332
Sekisui House Ltd.	11,300	243,677
Shimizu Corporation	10,500	97,881

	SHARES	VALUE
Japan — (continued)
Sohgo Security Services Company Ltd.	1,300	$70,613
Sompo Holdings, Inc.	6,000	235,836
Sony Corporation	22,800	1,387,817
Stanley Electric Company Ltd.	2,400	66,416
Sumitomo Chemical Company, Ltd.	27,300	124,881
Sumitomo Metal Mining Company, Ltd.	4,100	137,144
Sumitomo Mitsui Trust Holdings, Inc.	5,900	215,028
Suntory Beverage & Food Ltd.	2,500	106,877
Teijin Ltd.	3,000	60,115
Tokyo Electron Ltd.	2,800	567,276
Tokyu Corp.	8,900	168,331
Toray Industries, Inc.	24,800	175,265
Toyo Suisan Kaisha Ltd.	1,600	67,368
Yamaha Corporation	2,600	121,080
Yaskawa Electric Corporation	4,300	163,562
Yokogawa Electric Corporation	4,000	73,292
		14,731,952
Germany — 13.0%
adidas AG	3,235	998,896
Allianz SE	7,624	1,861,995
Beiersdorf AG	1,824	215,946
Deutsche Boerse AG	3,394	525,605
Henkel AG & Company KGaA	1,886	181,471
Henkel AG & Company KGaA (a)	3,213	333,751
Merck KGaA	2,340	279,090
METRO AG	3,338	54,509
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,594	720,732
SAP SE	17,628	2,335,787
Sartorius AG (a)	636	123,592
Siemens AG	13,714	1,582,632
		9,214,006
France — 9.9%
AXA SA	34,831	922,039
Casino Guichard Perrachon SA	1,018	54,919
Cie Generale des Etablissements Michelin SCA	3,069	373,681
CNP Assurances	3,136	62,248
Danone SA	11,096	919,227

1

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)	continued

	SHARES	VALUE
France — (continued)
EssilorLuxottica SA	5,097	$778,300
Gecina SA	832	142,832
Imerys SA	599	23,139
JCDecaux SA	1,252	34,225
L’Oreal SA	4,536	1,324,821
Natixis SA	17,057	78,368
Orange SA	35,746	575,329
Schneider Electric SE	9,894	919,574
Societe BIC SA	424	29,438
Teleperformance	1,060	240,502
Unibail-Rodamco-Westfield	2,484	384,125
Valeo SA	4,244	158,053
		7,020,820
Switzerland — 8.6%
Alcon, Inc. (b)	7,463	441,348
Coca-Cola HBC AG (b)	3,656	111,319
Givaudan SA	166	487,698
Kuehne + Nagel International AG	977	157,842
Lonza Group AG (b)	1,337	481,898
Roche Holding AG	11,524	3,468,217
Swiss Re AG	5,445	571,119
Swisscom AG	465	237,845
Vifor Pharma AG	831	130,865
		6,088,151
Canada — 8.4%
Agnico Eagle Mines Ltd.	4,253	261,393
Bank of Montreal	11,479	849,748
Bank of Nova Scotia (The)	21,956	1,259,249
Canadian Imperial Bank of Commerce	7,957	678,499
Canadian National Railway Company	12,940	1,157,340
Canadian Tire Corp. Ltd., Class A	1,043	112,441
CGI, Inc. (b)	4,411	342,873
Cronos Group, Inc. (b)	3,067	25,102
First Capital Realty, Inc.	3,215	53,213
Gildan Activewear, Inc.	3,738	95,500
Magna International, Inc.	5,543	298,045
Metro, Inc.	4,545	192,207
Open Text Corporation	4,878	197,105
Rogers Communications, Inc., Class B	6,499	305,977

	SHARES	VALUE
Canada — (continued)
WSP Global, Inc.	1,930	$120,422
		5,949,114
Australia — 8.3%
ASX Ltd.	3,513	199,410
BlueScope Steel Ltd.	9,466	86,656
Boral Ltd.	20,898	72,558
Brambles Ltd.	28,519	235,774
Coca-Cola Amatil Ltd.	9,204	64,592
Coles Group Ltd.	20,554	212,717
CSL Ltd.	8,122	1,432,408
Dexus	19,385	159,863
Goodman Group	29,330	291,234
GPT Group (The)	34,388	141,158
Insurance Australia Group Ltd.	41,936	229,778
LendLease Group	10,010	129,390
Mirvac Group	70,826	156,944
Newcrest Mining Ltd.	13,889	303,182
Orica Ltd.	6,708	106,014
SEEK Ltd.	5,941	92,979
Stockland	43,568	147,088
Sydney Airport	19,420	117,619
Transurban Group	48,062	492,263
Westpac Banking Corporation	61,789	1,199,697
		5,871,324
United Kingdom — 7.7%
Barratt Developments PLC	17,893	146,324
Berkeley Group Holdings PLC	2,160	123,117
Burberry Group PLC	7,315	193,970
Coca-Cola European Partners PLC	4,201	224,795
Croda International PLC	2,315	144,435
easyJet PLC	2,782	44,628
InterContinental Hotels Group PLC	3,116	188,562
Intertek Group PLC	2,933	203,360
Investec PLC	12,430	70,471
ITV PLC	63,597	110,323
J Sainsbury PLC	31,491	82,986
Johnson Matthey PLC	3,507	139,321
Kingfisher PLC	38,224	102,541
London Stock Exchange Group PLC	5,628	507,183
Marks & Spencer Group PLC	34,575	81,453
Mondi PLC	8,806	182,581
RELX PLC	34,883	839,813

2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)	continued

	SHARES	VALUE
United Kingdom — (continued)
Schroders PLC	2,221	$89,038
Segro PLC	19,457	212,845
Standard Chartered PLC	50,263	456,078
Unilever PLC	19,898	1,191,460
Wm Morrison Supermarkets PLC	43,626	112,699
		5,447,983
Netherlands — 4.2%
Akzo Nobel NV	4,093	377,356
ASML Holding NV	7,651	2,005,483
CNH Industrial NV	18,164	197,768
Koninklijke DSM NV	3,270	388,119
		2,968,726
Denmark — 3.6%
Coloplast A/S, Class B	2,130	256,443
Novo Nordisk A/S, Class B	31,804	1,748,861
Novozymes A/S	3,781	178,235
Pandora A/S	1,830	90,047
Vestas Wind Systems A/S	3,410	277,805
		2,551,391
Hong Kong — 2.3%
ASM Pacific Technology Ltd.	5,500	76,795
BOC Hong Kong Holdings Ltd.	67,000	230,186
Hang Seng Bank Ltd.	13,817	288,291
Hong Kong Exchanges & Clearing Ltd.	21,520	670,431
Hysan Development Company, Ltd.	11,000	43,353
MTR Corporation Ltd.	27,167	155,769
Swire Pacific Ltd. A Shares	9,000	85,790
Swire Properties Ltd.	21,000	66,046
		1,616,661
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	119,469	629,231
Ferrovial SA	8,621	254,353
Industria de Diseno Textil SA	19,499	607,618
		1,491,202
Sweden — 1.8%
Boliden AB	4,967	133,948
Electrolux AB	3,983	104,718
Essity AB, Class B	10,943	341,868
ICA Gruppen AB	1,629	72,086

	SHARES	VALUE
Sweden — (continued)
Skandinaviska Enskilda Banken AB, Class A	29,468	$282,637
Tele2 AB B Shares	9,033	129,309
Telia Company AB	49,547	217,953
		1,282,519
Singapore — 1.5%
Ascendas Real Estate Investment Trust	44,200	102,942
CapitaLand Ltd.	46,800	123,699
City Developments Ltd.	8,300	65,727
DBS Group Holdings Ltd.	32,349	616,578
Singapore Airlines Ltd.	9,700	67,042
Singapore Exchange Ltd.	14,200	93,227
		1,069,215
Ireland — 1.5%
CRH PLC (c)	51	1,859
CRH PLC (d)	14,312	521,108
DCC PLC	1,764	165,425
Kerry Group PLC, Class A	2,856	345,294
		1,033,686
Italy — 0.9%
Intesa Sanpaolo SpA	266,494	667,810
Jersey — 0.9%
Ferguson PLC	4,176	356,599
WPP PLC	22,747	283,869
		640,468
Norway — 0.9%
Mowi ASA	7,768	189,631
Orkla ASA	13,906	133,662
Schibsted ASA B Shares	1,823	50,863
Telenor ASA	13,291	248,750
		622,906
Belgium — 0.9%
KBC Group NV	4,490	315,718
Solvay SA	1,340	145,696
Umicore SA	3,479	143,617
		605,031
Finland — 0.8%
Metso OYJ	1,887	71,437
Orion Oyj, Class B	1,889	83,807
UPM-Kymmene OYJ	9,601	312,706

3

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2019
(unaudited)	concluded

	SHARES	VALUE
Finland — (continued)
Wartsila OYJ Abp	8,008	$84,605
		552,555
New Zealand — 0.4%
Auckland International Airport Ltd.	17,287	103,027
Fletcher Building Ltd.	15,822	46,487
Meridian Energy Ltd.	23,064	67,985
Ryman Healthcare Ltd.	7,289	60,243
		277,742
Israel — 0.2%
Bank Hapoalim BM	19,996	160,039
Portugal — 0.1%
Jeronimo Martins SGPS SA	4,526	76,055
Total Common Stocks
(Cost $63,839,822)		69,939,356
SHORT-TERM INVESTMENTS — 0.5%
UMB Money Market Fiduciary Account, 0.25% (e) (Cost $326,498)		326,498
Total Short-term Investments
(Cost $326,498)		326,498
TOTAL INVESTMENTS (f) — 99.3%
(Cost $64,166,320)		70,265,854
Other Assets Less Liabilities — 0.7%		482,033
NET ASSETS — 100.0%		$70,747,887

(a)	Preference shares.
(b)	Non-income producing security.
(c)	Shares of this security are traded on the London Stock Exchange.
(d)	Shares of this security are traded on the Irish Stock Exchange.
(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(f)	The cost of investments for federal income tax purposes is $64,752,258 resulting in gross unrealized appreciation and depreciation of $8,683,943 and $3,170,347 respectively, or net unrealized appreciation of $5,513,596.

See Notes to Financial Statements

4

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers three separate series, the Green Century Balanced Fund (the “Balanced Fund”), the Green Century Equity Fund (the “Equity Fund”) and the Green Century MSCI International Index Fund (the “International Index Fund”), each a “Fund” and collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992, the Equity Fund Individual Investor Share Class commenced operations on September 13, 1995, the Equity Fund Institutional Share Class commenced operations on April 30, 2018, and the Individual Investor Share Class and Institutional Share Class of the International Index Fund commenced operations on September 30, 2016.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies:

(A)	Investment Valuation: Equity securities listed on U.S. national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on U.S. national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If a NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted U.S. equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

For non-U.S. securities traded in foreign markets, the International Index Fund uses a fair value model developed by an independent pricing service to assist in valuing those securities. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s next NAV is calculated, such event may cause the closing price on the foreign exchange to not represent the readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Examples of level 2 inputs include 1) quoted prices for identical or similar assets in markets that are not active 2) investments valued at amortized cost and 3) investments valued with inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of October 31, 2019:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$182,333,070	$-	$-	$182,333,070
BONDS & NOTES	-	83,368,837	-	83,368,837
CERTIFICATES OF DEPOSIT	-	239,840	-	239,840
SHORT-TERM OBLIGATIONS	13,765,478	-	-	13,765,478
TOTAL	$196,098,548	$83,608,677	$-	$279,707,225

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

The following is a summary of the inputs used to value the Equity Fund’s net assets as of October 31, 2019:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$308,266,684	$-	$-	$308,266,684
TOTAL	$308,266,684	$-	$-	$308,266,684

The following is a summary of the inputs used to value the International Index Fund’s net assets as of October 31, 2019:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS
JAPAN	$-	$14,731,952	$-	$14,731,952
GERMANY	1,214,842	7,999,164	-	9,214,006
FRANCE	468,482	6,552,338	-	7,020,820
SWITZERLAND	-	6,088,151	-	6,088,151
CANADA	5,949,114	-	-	5,949,114
AUSTRALIA	-	5,871,324	-	5,871,324
UNITED KINGDOM	224,795	5,223,188	-	5,447,983
NETHERLANDS	-	2,968,726	-	2,968,726
DENMARK	-	2,551,391	-	2,551,391
HONG KONG	-	1,616,661	-	1,616,661
SPAIN	-	1,491,202	-	1,491,202
SWEDEN	-	1,282,519	-	1,282,519
SINGAPORE	-	1,069,215	-	1,069,215
IRELAND	345,294	688,392	-	1,033,686
ITALY	-	667,810	-	667,810
JERSEY	-	640,468	-	640,468
NORWAY	-	622,906	-	622,906
BELGIUM	-	605,031	-	605,031
FINLAND	-	552,555	-	552,555
NEW ZEALAND	-	277,742	-	277,742
ISRAEL	-	160,039	-	160,039
PORTUGAL	-	76,055	-	76,055
TOTAL COMMON STOCKS	8,202,527	61,736,829	-	69,939,356
SHORT-TERM OBLIGATIONS	326,498	-	-	326,498
TOTAL	$8,529,025	$61,736,829	$-	$70,265,854

There were no transfers into or out of Level 3 during the reporting period.

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

(B)	Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date. Income, expenses and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

(C)	Currency Translation and Contracts: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates. When a Fund purchases or sells foreign securities, it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The International Index Fund had no open foreign currency spot contracts outstanding as of October 31, 2019.

Item 2. Controls and Procedures

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ John R. Nolan
John R. Nolan
President and Principal Executive Officer
December 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John R. Nolan
John R. Nolan
President and Principal Executive Officer
December 27, 2019

/s/ John R Nolan
John R. Nolan
Treasurer and Principal Financial Officer
December 27, 2019